Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series D Preferred Stock [Member]	Common Stock Issued [Member]	Common Stock Issued [Member] Scenario, Previously Reported [Member]	Preferred Stock Issued [Member]	Preferred Stock Issued [Member] Series D Preferred Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Scenario, Previously Reported [Member]	Additional Paid in Capital [Member] Series D Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Series D Warrants [Member]	Series D Warrants [Member] Common Stock Issued [Member]	Series D Warrants [Member] Additional Paid in Capital [Member]
Balance at Dec. 31, 2016	$ (1,490)						$ (51)	$ 277,790			$ (279,188)	$ (41)
Balance (in shares) at Dec. 31, 2016			24				(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	50							50
Compensation expense for issuance of restricted stock	79							79
Issuance of common stock and rights for payments made in shares on convertible notes payable	40,121		$ 2					40,119
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)			262,462
Fair value of beneficial conversion feature of convertible note	4,908							4,908
Series B preferred stock dividend	(527)										(527)
Warrants exercised	19							19
Warrants exercised (in shares)			736
Fair value of warrants exercised	2,552							2,552
Adjustment for rounding related to Nov 2017 reverse stock split, (in shares)			93
Net (loss) income	(45,117)										(45,117)
Foreign currency translation	83											83
Balance at Dec. 31, 2017	678		$ 3	$ 2			$ (51)	325,516	$ 325,517		(324,832)	42
Balance (in shares) at Dec. 31, 2017			263,305	263,315			(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	7							7
Compensation expense for issuance of restricted stock	14							14
Sale of common stock, net of expenses	4,251		$ 6					4,245
Sale of common stock, net of expenses (in shares)			668,854
Fair value of warrants issued in Feb 2018 public offering	(18,306)							(18,306)
Net (loss) income	7,185										7,185
Balance at Mar. 31, 2018	(6,205)		$ 9				$ (51)	311,476			(317,647)	8
Balance (in shares) at Mar. 31, 2018			932,159				(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive loss	(34)											(34)
Balance at Dec. 31, 2017	678		$ 3	$ 2			$ (51)	325,516	325,517		(324,832)	42
Balance (in shares) at Dec. 31, 2017			263,305	263,315			(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	527
Foreign currency translation	(78)
Balance at Jun. 30, 2018	(13,090)		$ 9				$ (51)	311,293			(324,305)	(36)
Balance (in shares) at Jun. 30, 2018			932,159				(1)
Balance at Dec. 31, 2017	678		$ 3	$ 2			$ (51)	325,516	$ 325,517		(324,832)	42
Balance (in shares) at Dec. 31, 2017			263,305	263,315			(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation income related to cancellation of stock options	(40)							(40)
Compensation expense for issuance of restricted stock	98		$ 2					96
Compensation expense for issuance of restricted stock (in shares)			164,989
Sale of common stock, net of expenses	10,916		$ 54					10,862
Sale of common stock, net of expenses (in shares)			5,336,665
Fair value of warrants issued in Feb 2018 public offering	(18,306)							(18,306)
Cashless exercise of warrants (in shares)			34,467
Issuance of pre-funded warrants	520							520
Exercise of Pre-Funded Series D Warrants			$ 37					(37)
Exercise of pre-funded Series D Warrants (in shares)			3,675,516
Fair value of warrants issued with Convertible Notes	5,007							5,007
Fair value of warrants reclassified from liability to equity	4,210							4,210
Fair value of beneficial conversion feature of convertible note	44							44
Issuance of Series D Preferred Stock		$ 1,004								$ 1,004
Issuance of Series D Preferred Stock (in shares)						101
Exchange of warrants for common stock			$ 8					(8)
Exchange of warrants for common stock (in shares)			825,002
Fair value of warrants exchanged for common stock	144							144
Retirement of Treasury Stock							$ 51	(51)
Retirement of Treasury Stock (in shares)							1
Net (loss) income	(19,222)										(19,222)
Foreign currency translation	8											8
Balance at Dec. 31, 2018	(14,939)		$ 103				$ 0	328,962			(344,054)	50
Balance (in shares) at Dec. 31, 2018			10,299,954		101
Balance at Mar. 31, 2018	(6,205)		$ 9				$ (51)	311,476			(317,647)	8
Balance (in shares) at Mar. 31, 2018			932,159				(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	(47)							(47)
Compensation expense for issuance of restricted stock	(95)							(95)
Sale of common stock, net of expenses	(41)							(41)
Net (loss) income	(6,658)										(6,658)
Foreign currency translation	(36)
Balance at Jun. 30, 2018	(13,090)		$ 9				$ (51)	311,293			(324,305)	(36)
Balance (in shares) at Jun. 30, 2018			932,159				(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive loss	(44)											(44)
Balance at Dec. 31, 2018	(14,939)		$ 103				$ 0	328,962			(344,054)	50
Balance (in shares) at Dec. 31, 2018			10,299,954		101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	54							54
Compensation expense for issuance of restricted stock	4							4
Compensation expense for issuance of restricted stock (in shares)			15,000
Exercise of Pre-Funded Series D Warrants														$ 41	$ (41)
Exercise of pre-funded Series D Warrants (in shares)														4,119,500
Issuance of Series D Preferred Stock		$ 150								$ 150
Issuance of Series D Preferred Stock (in shares)						15
Net (loss) income	(7,894)										(7,894)
Balance at Mar. 31, 2019	(23,778)		$ 144					327,969			(351,948)	57
Balance (in shares) at Mar. 31, 2019			14,434,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of Series D Preferred Stock	(1,160)							(1,160)
Retirement of Series D Preferred Stock (in Shares)					(116)
Total comprehensive loss	7											7
Balance at Dec. 31, 2018	$ (14,939)		$ 103				$ 0	328,962			(344,054)	50
Balance (in shares) at Dec. 31, 2018			10,299,954		101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of warrants for common stock (in shares)	64,000
Net (loss) income	$ (13,853)
Foreign currency translation	(74)
Balance at Jun. 30, 2019	(29,729)		$ 183					328,018			(357,907)	(23)
Balance (in shares) at Jun. 30, 2019			18,277,807
Balance at Mar. 31, 2019	(23,778)		$ 144					327,969			(351,948)	57
Balance (in shares) at Mar. 31, 2019			14,434,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	75							75
Exercise of Pre-Funded Series D Warrants													$ (1)	$ 38	$ (39)
Exercise of pre-funded Series D Warrants (in shares)														3,779,353
Exchange of warrants for common stock	14		$ 1					13
Exchange of warrants for common stock (in shares)			64,000
Net (loss) income	(5,959)										(5,959)
Foreign currency translation	(23)
Balance at Jun. 30, 2019	(29,729)		$ 183					$ 328,018			$ (357,907)	(23)
Balance (in shares) at Jun. 30, 2019			18,277,807
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive loss	$ (80)											$ (80)